Income Taxes - Schedule of Components of Income (loss) from Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 28,276	$ 9,946
Foreign	503	(471)
Net income before provision for income taxes	$ 28,779	$ 9,475